UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07444)

American Strategic Income Portfolio Inc. III

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/13

Date of reporting period: 11/30/12

Schedule of Investments	November 30, 2012 (unaudited)

American Strategic Income Portfolio III (CSP)

Item 1. Schedule of Investments.

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE ¶
(Percentages of each investment category relate to total net assets)
Whole Loans ¥ p— 66.9%
Commercial Loans — 41.6%
150 North Pantano I, Tucson, AZ, 5.90%, 8/1/14 ¶ ♦	1/4/05	$3,525,000	$3,525,000	$2,160,825
150 North Pantano II, Tucson, AZ, 14.88%, 8/1/14 ¶ ♦	1/4/05	440,000	440,259	206,214
8324 East Hartford Drive I, Scottsdale, AZ, 4.90%, 5/1/20 ¶	4/8/04	3,220,015	3,369,044	3,220,015
Academy Spectrum, Colorado Springs, CO, 7.73%, 5/1/09 ♦ §	12/18/02	4,959,112	5,371,922	3,039,936
Allegiance Health, Jackson, MI, 5.88%, 1/1/21	12/28/10	8,316,425	8,316,425	8,732,246
Alliant University, Fresno, CA, 5.40%, 8/1/13	7/12/06	2,674,898	2,674,898	2,674,898
Biltmore Lakes Corporate Center, Phoenix, AZ, 4.88%, 9/1/14 ¶	8/2/04	1,699,365	1,699,365	1,155,023
Jilly’s American Grill, Scottsdale, AZ, 6.38%, 3/1/17 ¶	8/19/05	1,810,000	1,810,000	1,810,000
La Cholla Plaza I, Tucson, AZ, 3.43%, 8/1/14 ¶ ♦ Δ	7/26/06	11,135,604	11,135,604	6,826,125
La Cholla Plaza II, Tucson, AZ, 14.88%, 8/1/14 ¶ ♦	7/26/06	1,389,396	1,389,396	632,721
NCH Commercial Pool I, Tucson, AZ, 11.93%, 4/1/10 ¶ ♦ §	3/27/07	5,500,000	5,500,000	52,222
NCH Commercial Pool II, Phoenix, AZ, 11.93%, 8/1/14 ¶ ♦	12/4/07	14,000,000	14,130,215	8,582,000
Noah’s Ark Self Storage, San Antonio, TX, 6.48%, 9/1/11 ¶ §	8/24/07	2,350,000	2,350,000	2,064,266
North Austin Business Center, Austin, TX, 5.65%, 11/1/18	10/29/04	3,467,242	3,467,242	3,640,604
Outlets at Casa Grande I, Casa Grande, AZ, 5.93%, 7/1/13 ¶	2/27/06	3,000,000	3,101,968	3,000,000
Paradise Boulevard, Albuquerque, NM, 6.50%, 4/1/17	3/26/07	4,571,023	4,571,023	4,753,864
RealtiCorp Fund III, Orlando/Crystal River, FL, 5.93%, 7/1/14 ¶	2/28/06	3,972,755	3,972,755	3,972,755
Silver Star Storage, Austin, TX, 6.40%, 4/1/11 ♦ §	3/25/08	4,044,683	4,044,683	2,479,391
Spa Atlantis, Pompano Beach, FL, 7.43%, 8/1/14 ¶	9/30/05	11,000,000	11,000,000	11,000,000
Tatum Ranch Center, Phoenix, AZ, 6.15%, 10/1/15 ¶	8/25/04	3,204,207	3,204,207	3,204,207

			95,074,006	73,207,312

Multifamily Loans — 25.3%
Avalon Hills I, Omaha, NE, 5.93%, 9/1/13 ¶	3/1/07	10,720,000	10,720,000	10,720,000
Avalon Hills II, Omaha, NE, 9.88%, 9/1/13 ¶ S	3/1/07	2,448,800	2,448,800	1,996,448
Chateau Club Apartments I, Athens, GA, 6.43%, 12/1/12 ¶ ♦ §	12/20/07	6,000,000	6,000,000	3,678,000
Chateau Club Apartments II, Athens, GA, 6.88%, 12/1/12 ¶ § S	12/20/07	2,991,624	2,991,624	1,024,799
Country Villa Apartments, West Lafayette, IN, 6.90%, 9/1/13	8/29/03	2,305,446	2,305,446	2,328,500
El Dorado Apartments I, Tucson, AZ, 5.65%, 9/1/17	8/26/04	2,420,444	2,421,374	2,420,444
El Dorado Apartments II, Tucson, AZ, 7.13%, 9/1/17	8/26/04	461,937	461,937	461,937
Geneva Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	855,065	855,065	863,616
Geneva Village Apartments II, West Jordan, UT, 9.88%, 1/1/13 §	12/24/03	3,094	3,094	2,827
Good Haven Apartments, Dallas, TX, 0.00%, 8/1/17 ¶ °	8/24/04	2,350,000	2,350,000	2,278,116
Meadowview Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	620,611	620,611	626,817
Meadowview Village Apartments II, West Jordan, UT, 9.88%, 1/1/13 §	12/24/03	3,094	3,094	2,827
Montevista Apartments, Fort Worth, TX, 7.43%, 3/1/17 ¶	8/30/07	7,308,000	7,308,000	6,817,509
NCH Multifamily Pool, Oklahoma City, OK, 11.93%, 8/1/14 ¶ ♦	10/17/06	4,993,450	4,993,450	842,415
Parkway Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	579,346	579,346	585,139
Parkway Village Apartments II, West Jordan, UT, 9.88%, 1/1/13 §	12/24/03	3,094	3,094	2,827
Plantation Pines I, Tyler, TX, 6.59%, 2/1/10 ¶ §	1/17/07	3,328,000	3,328,000	3,328,000
Plantation Pines II, Tyler, TX, 10.57%, 2/1/10 ¶ ♦ §	1/17/07	416,000	416,000	226,936
RiverPark Land Lot III, Oxnard, CA, 4.90%, 10/1/12 ¶ §	10/9/07	3,650,000	3,650,000	3,049,856
Villas of Woodgate, Lansing, MI, 6.40%, 11/1/12 §	2/1/07	3,397,634	3,397,634	3,397,634

			54,856,569	44,654,647

Total Whole Loans			149,930,575	117,861,959

Private Mortgage-Backed Secsurity ¥ Ä — 0.0%
Fixed Rate — 0.0%
First Gibraltar, Series 1992-MM, Class B, 6.06%, 10/25/21	7/30/93	35,893	26,115	—

FIRST AMERICAN MORTGAGE FUNDS	2012 QUARTERLY REPORT

Schedule of Investments	November 30, 2012 (unaudited)

American Strategic Income Portfolio III (CSP)

DESCRIPTION	DATE ACQUIRED	PAR/ SHARES	COST	VALUE ¶
Corporate Note ¥ ¶ — 4.0%
Fixed Rate — 4.0%
Sarofim Brookhaven, 7.50%, 1/1/13	12/21/07	$7,040,375	$7,040,375	$7,040,375

Corporate Bonds — 23.0%
Banking ☒— 10.9%
Bank of America, Series MTN, 5.00%, 5/13/21		3,970,000	4,199,553	4,552,911
Citigroup, 4.50%, 1/14/22		3,960,000	4,164,946	4,455,107
Goldman Sachs Group, 6.00%, 6/15/20		3,870,000	4,241,235	4,588,063
Morgan Stanley, 5.50%, 7/28/21		4,825,000	4,882,225	5,517,754

			17,487,959	19,113,835

Real Estate Investment Trusts — 12.1%
BioMed Realty, 4.25%, 7/15/22		1,755,000	1,850,625	1,851,249
Digital Realty, 5.88%, 2/1/20 ☒		2,536,000	2,791,660	2,939,247
Duke Realty, 4.38%, 6/15/22 ☒		4,150,000	4,439,847	4,399,859
Hospitality Properties, 5.00%, 8/15/22 ☒		4,690,000	4,824,344	5,008,137
Mack-Cali Realty, 7.75%, 8/15/19 ☒		1,775,000	2,166,487	2,220,887
Vornado Realty, 5.00%, 1/15/22 ☒		2,125,000	2,224,948	2,353,223
Washington Real Estate Investment, 3.95%, 10/15/22		2,510,000	2,608,791	2,610,566

			20,906,702	21,383,168

Total Corporate Bonds			38,394,661	40,497,003

U.S. Government Agency Mortgage-Backed Securities a — 8.5%
Fixed Rate — 8.5%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		815,196	825,615	876,376
9.00%, 7/1/30, #C40149		102,408	104,323	129,542
5.00%, 5/1/39, #G05430		2,065,587	2,114,947	2,216,541
3.50%, 6/1/42, #C09000		535,461	567,409	571,102
Federal National Mortgage Association,
6.00%, 10/1/16, #607030		54,234	54,336	57,691
5.50%, 2/1/17, #623874		85,221	85,146	91,681
5.50%, 6/1/17, #648508		72,952	73,092	78,709
5.00%, 9/1/17, #254486		104,978	105,090	114,215
5.00%, 11/1/17, #657356		144,238	144,549	156,929
6.50%, 6/1/29, #252497		241,680	240,550	280,516
7.50%, 5/1/30, #535289		58,889	57,499	71,892
8.00%, 5/1/30, #538266		24,754	24,534	26,016
8.00%, 6/1/30, #253347		69,929	69,306	86,826
5.00%, 12/1/35, #995317		3,076,409	3,161,848	3,354,110
5.00%, 7/1/39, #935512		1,332,107	1,356,280	1,444,028
5.00%, 7/1/39, #AA9716		5,024,540	5,151,310	5,446,691

Total U.S. Government Agency Mortgage-Backed Securities			14,135,834	15,002,865

Preferred Stocks ☒ — 35.2%
Real Estate Investment Trusts — 35.2%
Alexandria Real Estate Equities, Series E		158,015	3,999,410	4,231,642
BRE Properties, Series D		5,250	104,318	133,875
CommonWealth REIT, Series E		71,548	1,791,008	1,775,106
Digital Realty, Series E		11,571	298,664	315,067
Digital Realty, Series F		164,026	4,108,851	4,387,696
Duke Realty, Series J		56,556	1,203,278	1,417,802

FIRST AMERICAN MORTGAGE FUNDS	2012 QUARTERLY REPORT

Schedule of Investments	November 30, 2012 (unaudited)

American Strategic Income Portfolio III (CSP)

DESCRIPTION	SHARES	COST	VALUE ¶
Duke Realty, Series L	13,000	$325,650	$326,300
Duke Realty, Series O	79,383	2,029,418	2,051,257
Health Care REIT, Series J	182,600	4,861,849	4,935,915
Hospitality Properties, Series C	26,780	669,623	676,195
Hospitality Properties, Series D	159,212	4,026,757	4,195,236
Kimco Realty, Series J	126,891	3,184,070	3,146,897
National Retail Properties, Series D	187,423	4,691,007	4,925,476
ProLogis, Series L	161,320	3,718,236	4,098,544
ProLogis, Series O	9,613	240,325	245,132
ProLogis, Series S	8,300	174,300	209,056
PS Business Parks, Series S	16,800	450,240	449,400
PS Business Parks, Series T	116,500	2,927,812	3,013,855
Public Storage, Series A	38,000	921,909	963,680
Public Storage, Series T	52,000	1,370,200	1,374,880
Public Storage, Series Z	30,000	746,643	761,250
Realty Income, Series E	36,520	824,632	929,434
Realty Income, Series F	14,500	370,475	388,745
Regency Centers, Series F	188,317	4,900,134	5,102,223
Senior Housing Properties	70,000	1,695,000	1,705,900
Vornado Realty, Series F	7,800	164,970	197,682
Vornado Realty, Series H	163,000	2,771,000	4,167,747
Vornado Realty, Series K	25,000	633,750	638,500
Weingarten Realty Investors, Series D	79,170	1,757,574	2,003,001
Weingarten Realty Investors, Series F	131,000	2,907,400	3,324,649

Total Preferred Stocks		57,868,503	62,092,142

Total Unaffiliated Investments		267,396,063	242,494,344

Real Estate Owned ¥ • — 1.5%
Memphis Medical Building, Memphis, TN		2,756,064	2,605,250

Short-Term Investment — 5.1%
First American Prime Obligations Fund, Class Z, 0.06% W	9,072,978	9,072,978	9,072,978

Total Investments ▲ — 144.2%		$279,225,105	$254,172,572

Other Assets and Liabilities, Net — (44.2)%			(77,931,135)

Total Net Assets — 100.0%			$176,241,437

FIRST AMERICAN MORTGAGE FUNDS	2012 QUARTERLY REPORT

Schedule of Investments	November 30, 2012 (unaudited)

American Strategic Income Portfolio III (CSP)

¶	The fund’s investments in whole loans (multifamily and commercial), are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors, as further described below.

Security valuations for the fund’s investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, then the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end funds are valued at their net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by U.S. Bancorp Asset Management, Inc. (“USBAM”) on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.

The fund’s investments in real estate acquired through foreclosure are valued at fair value according to procedures adopted by the fund’s board of directors, as further described below.

As of November 30, 2012, the fund held internally fair valued securities which are disclosed in footnote ¥.

¥	Securities purchased as part of a private placement which have not been registered with the U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On November 30, 2012, the total fair value of these securities was $127,507,584 or 72.4% of total net assets.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on November 30, 2012. For participating loans, the rates are based on the annual cash flow payments expected at the time of purchase.

¶	Interest Only—Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of November 30, 2012.

♦	Loan is currently in default with regards to scheduled interest and/or principal payments.

§	Loan has matured or will mature in the next couple months and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

Δ	Variable Rate Security—The rate shown is the net coupon rate in effect as of November 30, 2012.

Participating Loan—A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

S	The participating loan is not currently making monthly cash flow payments or is making cash flow payments of less than original coupon rate disclosed.

°	Interest rate is 0.00% through 1/31/13; 4.00% starting 2/1/13 through 7/1/13; then 5.00% thereafter per the agreement.

Ä	Non-Income Producing Security—that is not considered to be in default of its original terms.

☒	Securities pledged as collateral for outstanding borrowings under a loan agreement with Bank of America, N.A. On November 30, 2012, securities valued at $98,127,330 were pledged as collateral for the following outstanding borrowings:

FIRST AMERICAN MORTGAGE FUNDS	2012 QUARTERLY REPORT

Schedule of Investments	November 30, 2012 (unaudited)

American Strategic Income Portfolio III (CSP)

Amount	Rate *	Accrued Interest
$58,100,000	1.06%	$1,709

*	Interest rate as of November 30, 2012. Rate is based on one-month London Interbank Offered Rate (“LIBOR”) plus 0.90%.

Description of collateral:

Corporate Bonds

Bank of America, Series MTN, 5.00%, 5/13/21, $3,970,000 par

Citigroup, 4.50%, 1/14/22, $3,960,000 par

Goldman Sachs Group, 6.00%, 6/15/20, $3,870,000 par

Morgan Stanley, 5.50%, 7/28/21, $4,825,000 par

Digital Realty, 5.88%, 2/1/20, $2,536,000 par

Duke Realty, 4.38%, 6/15/22, $4,150,000 par

Hospitality Properties, 5.00%, 8/15/22, $4,690,000 par

Mack-Cali Realty, 7.75%, 8/15/19, $1,775,000 par

Vornado Realty, 5.00%, 1/15/22, $2,125,000 par

Preferred Stocks

Alexandria Real Estate Equities, Series E, 158,015 shares

BRE Properties, Series D, 5,250 shares

CommonWealth REIT, Series E, 71,548 shares

Digital Realty, Series E, 11,571 shares

Digital Realty, Series F, 164,026 shares

Duke Realty, Series J, 56,556 shares

Duke Realty, Series L, 13,000 shares

Duke Realty, Series O, 79,383 shares

Health Care REIT, Series J, 182,600 shares

Hospitality Properties, Series C, 26,780 shares

Hospitality Properties, Series D, 159,212 shares

Kimco Realty, Series J, 126,891 shares

National Retail Properties, Series D, 187,423 shares

ProLogis, Series L, 161,320 shares

ProLogis, Series O, 9,613 shares

ProLogis, Series S, 8,300 shares

PS Business Parks, Series S, 16,800 shares

PS Business Parks, Series T, 116,500 shares

Public Storage, Series A, 38,000 shares

Public Storage, Series T, 52,000 shares

Public Storage, Series Z, 30,000 shares

Realty Income, Series E, 36,520 shares

Realty Income, Series F, 14,500 shares

Regency Centers, Series F, 188,317 shares

Senior Housing Properties, 70,000 shares

Vornado Realty, Series F, 7,800 shares

Vornado Realty, Series H, 163,000 shares

Vornado Realty, Series K, 25,000 shares

Weingarten Realty Investors, Series D, 79,170 shares

Weingarten Realty Investors, Series F, 131,000 shares

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On November 30, 2012, securities valued at $14,904,272 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$ 14,201,000	11/14/12	0.40%	12/11/12	$2,682	(1)

*	Interest rate as of November 30, 2012. Rate is based on one-month LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

FIRST AMERICAN MORTGAGE FUNDS	2012 QUARTERLY REPORT

Schedule of Investments	November 30, 2012 (unaudited)

American Strategic Income Portfolio III (CSP)

(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $723,487 par

Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $102,408 par

Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $2,065,587 par

Federal Home Loan Mortgage Corporation, 3.50%, 6/1/42, $535,461 par

Federal National Mortgage Association, 6.00%, 10/1/16, $54,234 par

Federal National Mortgage Association, 5.50%, 2/1/17, $85,221 par

Federal National Mortgage Association, 5.50%, 6/1/17, $72,952 par

Federal National Mortgage Association, 5.00%, 9/1/17, $104,978 par

Federal National Mortgage Association, 5.00%, 11/1/17, $144,238 par

Federal National Mortgage Association, 6.50%, 6/1/29, $241,680 par

Federal National Mortgage Association, 7.50%, 5/1/30, $58,889 par

Federal National Mortgage Association, 8.00%, 5/1/30, $24,754 par

Federal National Mortgage Association, 8.00%, 6/1/30, $69,929 par

Federal National Mortgage Association, 5.00%, 12/1/35, $3,076,409 par

Federal National Mortgage Association, 5.00%, 7/1/39, $1,332,107 par

Federal National Mortgage Association, 5.00%, 7/1/39, $5,024,540 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

•	Real Estate Owned. See ¶ footnote above.

W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of November 30, 2012.

▲	On November 30, 2012, the cost of investments for federal income tax purposes was approximately $279,225,105. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$8,102,543
Gross unrealized depreciation	(33,155,076)

Net unrealized depreciation	$(25,052,533)

REIT—Real Estate Investment Trust

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2012, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Whole Loans	$—	$—	$117,861,959	$117,861,959
Private Mortgage-Backed Security†	—	—	—	—
Corporate Note	—	—	7,040,375	7,040,375
Corporate Bonds	—	40,497,003	—	40,497,003

FIRST AMERICAN MORTGAGE FUNDS	2012 QUARTERLY REPORT

Schedule of Investments	November 30, 2012 (unaudited)

American Strategic Income Portfolio III (CSP)

U.S. Government Agency Mortgage-Backed Securities	—	15,002,865	—	15,002,865
Preferred Stocks	62,092,142	—	—	62,092,142
Real Estate Owned	—	—	2,605,250	2,605,250
Short-Term Investment	9,072,978	—	—	9,072,978

Total Investments	$71,165,120	$55,499,868	$127,507,584	$254,172,572

†	This category includes one security classified in Level 3 which is valued at zero.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Whole Loans	Corporate Notes	Private Mortgage- Backed Security†	Real Estate Owned	Total Fair Value
Balance as of August 31, 2012	$117,608,898	$16,110,375	$—	$2,571,250	$136,290,523
Accrued discounts/premiums	1,764	—	274	—	2,038
Realized gain (loss)	(1)	—	—	—	(1)
Net change in unrealized appreciation or depreciation	424,910	(70,000)	(274)	20,858	375,494
Purchases	10,828	—	—	13,142	23,970
Sales	(184,440)	(9,000,000)	—	—	(9,184,440)

Balance as of November 30, 2012	$117,861,959	$7,040,375	$—	$2,605,250	$127,507,584

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of November 30, 2012	$426,674	$—	$(274)	$20,858	$447,258

†	This category includes one security classified in Level 3 which is valued at zero.

During the period ended November 30, 2012, the fund recognized no transfers between fair value levels.

Valuation Methodologies for Fair Value Measurements Categorized within Levels 2 and 3

U.S. Government Agency Mortgage-Backed Securities and Corporate Bonds

U.S. government agency mortgage-backed securities and corporate bonds are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.

Commercial and Multifamily Whole Loans

Commercial and multifamily whole loans are analyzed using a pricing methodology designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments (the “discounted cash flow” methodology). For commercial and multifamily whole loans, this pricing methodology takes into account a number of relevant factors, including changes in prevailing interest rates, yield spreads, the borrower’s creditworthiness (i.e. the debt service coverage ratio), lien position, delinquency status, and the projected rate of prepayments. For first lien loans, if the resulting price from the discounted cash flow methodology is lower than the current average loss recovery on commercial mortgage-backed securities (the “price floor”), the loan will be fair valued at the price floor (the “price floor” methodology). In addition, for all loans, if the resulting price from the discounted cash flow methodology is above the loan’s par value plus any prepayment penalty (the “price ceiling”), the loan will be fair valued at the price ceiling (the “price ceiling” methodology). Newly purchased loans are fair valued at cost and subsequently analyzed using the discounted cash flow methodology. Loans with a pending short payoff will be fair valued at the anticipated recovery rate. Valuations of commercial and multifamily whole loans are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

The significant unobservable inputs used in the determination of fair value using the discounted cash flow methodology for commercial and multifamily whole loans include yield spreads and debt service coverage ratios. Significant increases (decreases) in yield spreads would result in lower (higher) fair values. A significant decrease (increase) in the debt service coverage ratio of a loan’s borrower could result in lower (higher) fair values.

Corporate Notes

Corporate notes are analyzed using the discounted cash flow methodology. For corporate notes, the pricing methodology takes into account changes in prevailing interest rates and yield spreads. If the resulting price from the discounted cash flow methodology is above the note’s par value plus any prepayment penalty (the “price ceiling”), the note will be fair valued at the price ceiling (the “price ceiling” methodology). Currently all corporate notes are fair valued at the price ceiling. Valuations of

FIRST AMERICAN MORTGAGE FUNDS	2012 QUARTERLY REPORT

Schedule of Investments	November 30, 2012 (unaudited)

American Strategic Income Portfolio III (CSP)

corporate notes are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of corporate notes can only be determined in negotiations between the fund and third parties.

The significant unobservable input used in the determination of fair value using the discounted cash flow methodology for corporate notes is the yield spread. Significant increases (decreases) in yield spreads would result in lower (higher) fair values.

Real Estate Owned

Real Estate Owned properties are valued, whenever possible, using an appraisal or broker’s opinion of value. If an appraisal or broker’s opinion is not available, a property is valued at the current average loss recovery on commercial mortgage-backed securities (the “average recovery rate” methodology).

For commercial, multifamily and single family whole loans and corporate notes, if USBAM concludes that the fundamentals of a loan or its underlying collateral do not support the use of the discounted cash flow, price ceiling or price floor methodologies, a fair value determination may be made by the USBAM valuation committee as described below.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at November 30, 2012	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
CSP*
Commercial & Multifamily Whole Loans	$20,355,006	Discounted Cash Flow	Yield Spread Debt Service Coverage Ratio	2.36% – 2.60%(2.38%) 0.00 – 1.78(0.97)
Commercial & Multifamily Whole Loans, Corporate Notes	77,781,051	Price Ceiling	N/A	N/A
Commercial & Multifamily Whole Loans	26,766,277	Price Floor	Loss Severity	38.7%
Real Estate Owned	2,605,250	Average Recovery Rate	Loss Severity	38.7%

*	The fund’s investments classified as Level 3 include a private mortgage-backed security that is fair valued at zero.

Valuation Process for Fair Value Measurements Categorized within Level 3

The fund’s board of directors (the “board”) has adopted policies and procedures for the valuation of the fund’s investments (the “valuation procedures”). The valuation procedures establish a valuation committee consisting of representatives from USBAM investment management, legal, treasury and compliance departments (the “valuation committee”). The board has authorized the valuation committee to make fair value determinations in accordance with the valuation procedures. The audit committee of the board meets on a regular basis to, among other things, review fair value determinations made by the valuation committee, monitor the appropriateness of any previously determined fair value methodology, and approve in advance any proposed changes to such methodology, and present such changes for ratification by the board.

FIRST AMERICAN MORTGAGE FUNDS	2012 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 9
0	days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc. III

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	January 28, 2013

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date:	January 28, 2013